Financial Services Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.56%	11.70%		11.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	20.65%	8.36%		7.56%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.15%	5.78%		5.97%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.24%	5.22%		5.28%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.75%	8.12%		7.85%